Employee Benefit Liabilities, Net	12 Months Ended
Dec. 31, 2020
Disclosure of information about defined benefit plans [abstract]
Employee Benefit Liabilities, NET

Note 16: - Employee Benefit Liabilities, NET

Employee benefits consist of short-term benefits and post-employment benefits.

Post-employment benefits:

According to the labor laws and Severance Pay Law in Israel, the Company is required to pay compensation to an employee upon dismissal or retirement or to make current contributions in defined contribution plans pursuant to Section 14 of the Severance Pay Law, as specified below. The Company’s liability is accounted for as a post-employment benefit only for employees not under Section 14. The computation of the Company’s employee benefit liability is made in accordance with a valid employment contract or a collective bargaining agreement based on the employee’s salary and employment terms which establish the entitlement to receive the compensation.

The post-employment employee benefits are normally financed by contributions classified as defined benefit plans, as detailed below:

1.	Defined contribution deposit:

The Company’s agreements with part of its employees are in accordance with section 14 of the Israeli Severance Pay Law. Contributions made by the Company in accordance with Section 14 release the Company from any future severance liabilities in respect of those employees. The expenses for the defined benefit deposit in 2020, 2019 and 2018 were $1,299 thousands, $1,102 thousands and $992 thousands, respectively.

2.	Defined benefit plans:

The Company accounts for the payment of compensation as a defined benefit plan for which an employee benefit liability is recognized and for which the Company deposits amounts in a long-term employee benefit fund and in qualifying insurance policies.

3.	Expenses recognized in comprehensive income (loss):

	Year Ended December 31,
	2020	2019	2018
	U.S. Dollars in thousands

Current service cost	$264	$282	$292
Interest expenses, net	22	24	25
Current service cost (income) due to the transfer of real yield from the compensation component to the royalties’ component in executive insurance policies before 2004	1	(1)	3
Total employee benefit expenses	287	305	320

Actual return on plan assets	$35	$158	$171

The expenses are presented in the Statement of Comprehensive income (loss) as follows

	Year Ended December 31,
	2020	2019	2018
	U.S. Dollars in thousands

Cost of revenues	$195	$201	$175
Research and development	45	62	50
Selling and marketing	22	16	75
General and administrative	25	26	20

	$287	$305	$320

4.	The plan liabilities, net:

	December 31,
	2020	2019
	U.S. Dollars in thousands

Defined benefit obligation	$5,606	$5,058
Fair value of plan assets	4,200	(3,789)
Total liabilities, net	$1,406	$1,269

5.	Changes in the present value of defined benefit obligation

	2020	2019
	U.S. Dollars in thousands

Balance at January 1,	$5,058	$4,987
Interest costs	84	133
Current service cost	264	282
Benefits paid	(102)	(1,180)
Demographic assumptions	(3)	40)
Financial assumptions	(124)	292
Past Experience	33	108
Currency Exchange	396	396
Balance at December 31,	$5,606	$5,058

6.	Plan assets

a)	Plan assets

Plan assets comprise assets held by long-term employee benefit funds and qualifying insurance policies.

b)	Changes in the fair value of plan assets

	2020	2019
	U.S. Dollars in thousands

Balance at January 1,	$3,789	$4,200
Expected return	61	108
Contributions by employer	187	179
Benefits paid	(102)	(1,081)
Demographic assumptions	0	(4)
Financial assumptions	0	(2)
Past Experience	(28)	58
Current service cost due to the transfer of real yield from the compensation component to the royalties component in executive insurance policies before 2004	(1)	1
Currency exchange	294	330
Balance at December 31,	$4,200	$3,789

7.	The principal assumptions underlying the defined benefit plan

	2020	2019	2018
	%

Discount rate of the plan liability	1.8	2.79	2.02
Future salary increases	3.0	3.1	3.6

The sensitivity analyses below have been determined based on reasonably possible changes of the principal assumptions underlying the defined benefit plan as mentioned above, occurring at the end of the reporting period.

In the event that the discount rate would be one percent higher or lower, and all other assumptions were held constant, the defined benefit obligation would decrease by $302 thousands or increase by $356 thousands, respectively.

In the event that the expected salary growth would increase or decrease by one percent, and all other assumptions were held constant, the defined benefit obligation would increase by $343 thousands or decrease by $281 thousands, respectively.